Financial instruments (Details 2) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument | $		$ 5,272		$ 7,381
Written put options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	₨ 0		₨ 3,000
Purchased call options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	₨ 0		₨ 9,800